Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	S/ 68,266	S/ 49,067
Trade and other receivables	120,530	102,969
Income tax prepayments	30,191	36,748
Inventories	519,004	424,783
Prepayments	10,339	5,765
Total current assets	748,330	619,332
Non-current assets
Trade and other receivables	4,681	4,532
Prepayments	151	342
Financial investments designated at fair value through other comprehensive income	18,224	26,883
Other financial instruments		12,268
Property, plant and equipment, net	2,100,682	2,152,724
Intangible assets	47,366	40,881
Goodwill	4,459	4,459
Deferred income tax assets	7,419	3,098
Other assets	246	105
Total non-current assets	2,183,228	2,245,292
Total assets	2,931,558	2,864,624
Current liabilities
Trade and other payables	237,299	154,565
Financial obligations	98,774	60,822
Provisions	16,603	46,453
Total current liabilities	352,676	261,840
Non-current liabilities
Financial obligations	1,003,130	1,022,555
Other financial instruments	1,302
Lease liabilities	57
Other non-current provisions	7,643	5,377
Deferred income tax liabilities	145,099	123,489
Total non-current liabilities	1,157,231	1,151,421
Total liability	1,509,907	1,413,261
Equity
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Investment shares holds in treasury	(121,258)	(121,258)
Additional paid-in capital	432,779	432,779
Legal reserve	168,636	168,356
Other accumulated comprehensive results	(19,853)	(11,946)
Retained earnings	497,200	519,285
Total equity	1,421,651	1,451,363
Total liability and equity	S/ 2,931,558	S/ 2,864,624